Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of forecasted cash flows for interest rate risk - Inflation rate risk [Member] - CLP ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Hedged item Inflows [Member]
Hedged item
Interest rate risk		$ 8,894
Hedged item Outflows [Member]
Hedged item
Interest rate risk		(26,660)	(25,348)
Hedged item Net flows [Member]
Hedged item
Interest rate risk		(17,766)	(25,348)
Hedging instrument Inflows [Member]
Hedged item
Interest rate risk		(8,894)
Hedging instrument Outflows [Member]
Hedged item
Interest rate risk	[1]	26,660	25,348
Hedging instrument Net flows [Member]
Hedged item
Interest rate risk		17,766	25,348
Demand [Member] | Hedged item Inflows [Member]
Hedged item
Interest rate risk
Demand [Member] | Hedged item Outflows [Member]
Hedged item
Interest rate risk
Demand [Member] | Hedged item Net flows [Member]
Hedged item
Interest rate risk
Demand [Member] | Hedging instrument Inflows [Member]
Hedged item
Interest rate risk
Demand [Member] | Hedging instrument Outflows [Member]
Hedged item
Interest rate risk	[1]
Demand [Member] | Hedging instrument Net flows [Member]
Hedged item
Interest rate risk
Up To One Month [Member] | Hedged item Inflows [Member]
Hedged item
Interest rate risk
Up To One Month [Member] | Hedged item Outflows [Member]
Hedged item
Interest rate risk		(288)	(86)
Up To One Month [Member] | Hedged item Net flows [Member]
Hedged item
Interest rate risk		(288)	(86)
Up To One Month [Member] | Hedging instrument Inflows [Member]
Hedged item
Interest rate risk
Up To One Month [Member] | Hedging instrument Outflows [Member]
Hedged item
Interest rate risk	[1]	288	86
Up To One Month [Member] | Hedging instrument Net flows [Member]
Hedged item
Interest rate risk		288	86
Between 1 and 3 months [Member] | Hedged item Inflows [Member]
Hedged item
Interest rate risk		4,267
Between 1 and 3 months [Member] | Hedged item Outflows [Member]
Hedged item
Interest rate risk		(733)
Between 1 and 3 months [Member] | Hedged item Net flows [Member]
Hedged item
Interest rate risk		3,534
Between 1 and 3 months [Member] | Hedging instrument Inflows [Member]
Hedged item
Interest rate risk		(4,267)
Between 1 and 3 months [Member] | Hedging instrument Outflows [Member]
Hedged item
Interest rate risk	[1]	733
Between 1 and 3 months [Member] | Hedging instrument Net flows [Member]
Hedged item
Interest rate risk		(3,534)
Between 3 and 12 months [Member] | Hedged item Inflows [Member]
Hedged item
Interest rate risk		4,627
Between 3 and 12 months [Member] | Hedged item Outflows [Member]
Hedged item
Interest rate risk		(5,993)	(97)
Between 3 and 12 months [Member] | Hedged item Net flows [Member]
Hedged item
Interest rate risk		(1,366)	(97)
Between 3 and 12 months [Member] | Hedging instrument Inflows [Member]
Hedged item
Interest rate risk		(4,627)
Between 3 and 12 months [Member] | Hedging instrument Outflows [Member]
Hedged item
Interest rate risk	[1]	5,993	97
Between 3 and 12 months [Member] | Hedging instrument Net flows [Member]
Hedged item
Interest rate risk		1,366	97
Between 1 and 3 years [Member] | Hedged item Inflows [Member]
Hedged item
Interest rate risk
Between 1 and 3 years [Member] | Hedged item Outflows [Member]
Hedged item
Interest rate risk		(10,273)	(11,819)
Between 1 and 3 years [Member] | Hedged item Net flows [Member]
Hedged item
Interest rate risk		(10,273)	(11,819)
Between 1 and 3 years [Member] | Hedging instrument Inflows [Member]
Hedged item
Interest rate risk
Between 1 and 3 years [Member] | Hedging instrument Outflows [Member]
Hedged item
Interest rate risk	[1]	10,273	11,819
Between 1 and 3 years [Member] | Hedging instrument Net flows [Member]
Hedged item
Interest rate risk		10,273	11,819
Between 3 and 5 years [Member] | Hedged item Inflows [Member]
Hedged item
Interest rate risk
Between 3 and 5 years [Member] | Hedged item Outflows [Member]
Hedged item
Interest rate risk		(5,063)	(7,727)
Between 3 and 5 years [Member] | Hedged item Net flows [Member]
Hedged item
Interest rate risk		(5,063)	(7,727)
Between 3 and 5 years [Member] | Hedging instrument Inflows [Member]
Hedged item
Interest rate risk
Between 3 and 5 years [Member] | Hedging instrument Outflows [Member]
Hedged item
Interest rate risk	[1]	5,063	7,727
Between 3 and 5 years [Member] | Hedging instrument Net flows [Member]
Hedged item
Interest rate risk		5,063	7,727
More than 5 years [Member] | Hedged item Inflows [Member]
Hedged item
Interest rate risk
More than 5 years [Member] | Hedged item Outflows [Member]
Hedged item
Interest rate risk		(4,310)	(5,619)
More than 5 years [Member] | Hedged item Net flows [Member]
Hedged item
Interest rate risk		(4,310)	(5,619)
More than 5 years [Member] | Hedging instrument Inflows [Member]
Hedged item
Interest rate risk
More than 5 years [Member] | Hedging instrument Outflows [Member]
Hedged item
Interest rate risk	[1]	4,310	5,619
More than 5 years [Member] | Hedging instrument Net flows [Member]
Hedged item
Interest rate risk		$ 4,310	$ 5,619

[1]	Only includes cash flow forecast portion of the hedge instruments used to cover interest rate risk.